Short-Term Debt (Summary of Available Limits Under Line of Credit Agreement) (Details) (USD $)	12 Months Ended
Sep. 30, 2013
September 30, 2013 [Member]
Short-term Debt [Line Items]
Effective	Sep. 30, 2013
Available Line-of-Credit	$ 5,000,000
November 23, 2013 [Member]
Short-term Debt [Line Items]
Effective	Nov. 23, 2013
Available Line-of-Credit	7,000,000
January 25, 2014 [Member]
Short-term Debt [Line Items]
Effective	Jan. 25, 2014
Available Line-of-Credit	5,000,000
March 1, 2014 [Member]
Short-term Debt [Line Items]
Effective	Mar. 01, 2014
Available Line-of-Credit	$ 1,000,000